Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,130,050
Previously Paid Amount	0.00
Total Fee Amount	2,099.31
Total Offset Amount	0.00
Net Fee	2,099.31
Narrative - Max Aggregate Offering Price	$ 24,130,050
Final Prospectus	true